Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Convertible Notes To Warrants [Member]	Common Stock [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Prepaid Warrants [Member]	Common Stock [Member] Prepaid Warrants [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Prepaid Warrants [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Factoring Agreements [Member]	Common Stock [Member] IPO [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes To Warrants [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes to Equity [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Conversion of Whiskey Notes [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Warrant [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Private Placement [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Factoring Agreements [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] IPO [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Notes To Warrants [Member]	Additional Paid-in Capital [Member] Convertible Notes to Equity [Member]	Additional Paid-in Capital [Member] Conversion of Whiskey Notes [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member] Factoring Agreements [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Retained Earnings [Member] Convertible Notes To Warrants [Member]	Retained Earnings [Member] Convertible Notes to Equity [Member]	Retained Earnings [Member] Conversion of Whiskey Notes [Member]	Retained Earnings [Member] Warrant [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member] Factoring Agreements [Member]	Retained Earnings [Member] IPO [Member]	Series A Preferred Stock [Member]	Total	Convertible Notes To Warrants [Member]	Convertible Notes to Equity [Member]	Conversion of Whiskey Notes [Member]	Warrant [Member]	Private Placement [Member]	Factoring Agreements [Member]	IPO [Member]
Balance at Dec. 31, 2022	$ 67																				$ 31,414,699								$ (38,046,057)									$ (6,631,291)
Balance, shares at Dec. 31, 2022	381,556
Shares Repurchased																					(11,340)																	(11,340)
Shares Repurchased (in shares)	(72)
Share-based Compensation																					18,594																	18,594
Net Loss																													(36,798,419)									(36,798,419)
Balance at Dec. 31, 2023	$ 67																				31,421,953								(74,844,476)									$ (43,422,456)
Balance, shares at Dec. 31, 2023	381,484																																					381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023																																						0
Acquisition of Thinking Tree Spirits	$ 5																				(5)
Acquisition of Thinking Tree Spirits (in shares)	50,958
Share-based Compensation																					0
Net Loss																													452,839									452,839
Balance at Mar. 31, 2024	$ 72																				31,421,948								(74,391,637)									(42,969,617)
Balance, shares at Mar. 31, 2024	432,442
Balance at Dec. 31, 2023	$ 67																				31,421,953								(74,844,476)									$ (43,422,456)
Balance, shares at Dec. 31, 2023	381,484																																					381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023																																						0
Acquisition of Thinking Tree Spirits	$ 5																				670,681																	$ 670,686
Acquisition of Thinking Tree Spirits (in shares)	50,958
Initial Public Offering of Common Stock											$ 169					$ 9	$ 33	$ 7							$ (9)	$ 3,290,567	$ 719,912	$ 3,591,910															$ 3,290,600	$ 719,919	$ 3,592,079
Initial Public Offering of Common Stock (in shares)											1,687,500					93,789	329,060	71,991
Issuance of Warrants to Purchase Common Stock																					8,828					$ 1,397,998												8,828					$ 1,397,998
Exercise of Warrants to Purchase Common Stock	$ 32																				(32)
Exercise of Warrants to Purchase Common Stock (in shares)	317,853
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities	$ (3)		$ (193)	$ (197)																	3		$ 193	$ 197
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities (in shares)						(32,728)	(1,927,800)	(1,969,192)
2022 Convertible Note Warrants Reclassified from Liability to Equity																						$ 1,873,000																	$ 1,873,000
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			$ 382	$ 295																			15,277,786	11,783,773																$ 15,278,168	$ 11,784,068
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in shares)			3,819,542	2,946,015
Shares Repurchased																					(3,690)																	(3,690)
Shares Repurchased (in shares)	(21)
Share-based Compensation																					4,892,110																	4,892,110
Net Loss																													710,458									710,458
Balance at Dec. 31, 2024	$ 556											$ 49									74,925,180								(74,134,018)									$ 791,767
Balance, shares at Dec. 31, 2024	5,273,611																																					5,273,611
Preferred stock, shares outstanding (in shares) at Dec. 31, 2024												494,840								494,840																		494,840
Acquisition of Thinking Tree Spirits (in shares)	50,958
Initial Public Offering of Common Stock																					1,679,793																	$ 1,679,810
Exercise of Warrants to Purchase Common Stock	$ 125																				(125)
Exercise of Warrants to Purchase Common Stock (in shares)	1,250,777
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			$ 382	$ 295																			$ 15,277,786	$ 11,783,773
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in shares)			3,819,542
Shares Repurchased
Share-based Compensation																					0
Net Loss																													(3,033,047)									(3,033,047)
Balance at Mar. 31, 2025	$ 721											$ 49									$ 76,837,302								$ (77,167,065)									$ (328,976)
Balance, shares at Mar. 31, 2025	6,921,564																																					6,921,564
Preferred stock, shares outstanding (in shares) at Mar. 31, 2025												494,840																									494,840